Note 27 - Earnings Per Share	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
27	Earnings per share

Weighted average number of shares – Basic earnings per share

(in number of shares)	2021	2020	2019

Issued shares at the beginning of year (note 25)	12,118,823	10,763,041	10,603,153
Weighted average shares issued	51,462	940,489	138,736
Weighted average number of shares at December 31	12,170,285	11,703,530	10,741,889

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2021	2020	2019

Weighted average at December 31	12,170,285	11,703,530	10,741,889
Effect of dilutive options	6,933	13,173	5,229
Weighted average number of shares (diluted) at December 31	12,177,218	11,716,703	10,747,118

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding. Options of 18,842 (2020: 14,827, 2019: 32,771) were excluded from the dilutive earnings per share calculation as these options were anti-dilutive.

The quantity of options outstanding as at year end that were out of the money amounted to Nil (2020: Nil, 2019: 18,000) options.

The calculation of total basic and diluted earnings per share for the year ended December 31, 2021 was based on the adjusted profit attributable to shareholders as follows:

	2021	2020	2019

Profit for the year attributable to owners of the Company (basic and diluted)	18,405	20,780	42,018
Blanket Mine Employee Trust Adjustment	(326)	(485)	(986)
Profit attributable to ordinary shareholders (basic and diluted)	18,079	20,295	41,032
Basic earnings per share - $	1.49	1.73	3.82
Diluted earnings per share - $	1.48	1.73	3.81

Basic earnings are adjusted for the amounts that accrue to other equity holders of subsidiaries upon the full distribution of post-acquisition earnings to shareholders.

Diluted earnings are calculated on the basis that the unpaid ownership interests of Blanket Mine’s indigenous shareholders are effectively treated as options whereby the weighted average fair value for the period of the Blanket Mine shares issued to the indigenous shareholders and which are subject to settlement of the loan accounts is compared to the balance of the loan accounts and any excess portion is regarded as dilutive. The difference between the number of Blanket Mine shares subject to the settlement of the loan accounts and the number of Blanket Mine shares that would have been issued at the average fair value, is treated as the issue of shares for no consideration and regarded as dilutive shares. The calculated dilution is taken into account with additional earnings attributable to the dilutive shares in Blanket Mine, if any. The interest of the NIEEF shareholding was anti-dilutive (i.e., the value of the options was less than the outstanding loan balance). Accordingly, there was no adjustment to fully diluted earnings attributable to shareholders.